Reconciliation of Operating expenses and Total Debt (Tables)	6 Months Ended
Jun. 30, 2026
Operating Segments [Abstract]
Summary of Reconciliation of Operating Expenses
RECONCILIATION OF OPERATING EXPENSES

Quarters			$ million	Half year
Q2 2026	Q1 2026	Q2 2025		2026	2025
5,476	5,745	4,909	Production and manufacturing expenses	11,221	10,459
2,911	2,803	3,077	Selling, distribution and administrative expenses	5,714	5,917
277	167	278	Research and development	444	464
8,664	8,716	8,265	Operating expenses	17,380	16,840

Summary of Reconciliation of Total Debt
RECONCILIATION OF TOTAL DEBT

June 30, 2026	March 31, 2026	June 30, 2025	$ million	June 30, 2026	June 30, 2025
8,542	10,060	10,457	Current debt	8,542	10,457
64,534	65,585	65,218	Non-current debt	64,534	65,218
73,076	75,645	75,675	Total debt	73,076	75,675